Trade and Other Payables - Summary of Detailed Information About Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Payables Current [Member]
Trade And Other Payables [Line Items]
Trade payables	$ 30,351	$ 33,196
Other payables	5,597	5,767
Amounts due to joint ventures and associates	2,851	2,021
Accruals and deferred income	10,089	10,426
Total	48,888	51,410
Trade and Other Payables Non-Current [Member]
Trade And Other Payables [Line Items]
Other payables	2,413	3,090
Amounts due to joint ventures and associates	33	29
Accruals and deferred income	289	328
Total	$ 2,735	$ 3,447